LEASES (Tables)	3 Months Ended
Sep. 30, 2023
LEASES
Schedule of right of use leased assets and lease liability from beginning of year to end of year

Right-of-use leased asset	09/30/2023	06/30/2023
Book value at the beginning of the period/year	21,163,192	15,828,032
Additions of the period/year	1,072,418	3,154,950
Additions from business combination	—	3,005,000
Disposals	(461,631)	(1,839,921)
Exchange differences	(513,269)	1,015,131
Book value at the end of the period/year	21,260,710	21,163,192

Depreciation	09/30/2023	06/30/2023
Book value at the beginning of the period/year	7,226,617	3,684,006
Depreciation of the period/year	837,199	3,565,894
Disposals	(274,431)	(171,870)
Exchange differences	(47,874)	148,587
Accumulated depreciation at the end of the period/year	7,741,511	7,226,617
Total	13,519,199	13,936,575

Lease liability	09/30/2023	06/30/2023
Book value at the beginning of the period/year	13,889,223	11,751,284
Additions of the period/year	1,072,418	3,154,950
Additions from business combination	—	3,245,000
Interest expenses, exchange differences and inflation effects	(238,851)	(406,494)
Payments of the period/year	(1,170,039)	(3,855,517)
Total	13,552,751	13,889,223

Lease Liabilities	09/30/2023	06/30/2023
Non-current	9,225,862	10,030,524
Current	4,326,889	3,858,699
Total	13,552,751	13,889,223

Schedule of right-of-use leased assets

	09/30/2023	06/30/2023
Machinery and equipment	3,655,741	3,655,741
Vehicles	1,433,616	1,475,581
Equipment and computer software	1,011,490	903,306
Land and buildings	15,159,863	15,128,564
	21,260,710	21,163,192